BUSINESS COMBINATIONS (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2026 JPY (¥)	Jun. 01, 2026 USD ($)	Jun. 01, 2026 JPY (¥)	May 01, 2026 USD ($)	May 01, 2026 JPY (¥)
Business Combination [Line Items]
Acquisition-related costs		¥ 47,365,619
Net revenue	$ 38,360	6,237,758
Net income	7,924	¥ 1,288,594
Transaction cost	$ 155,676		¥ 25,314,472
Well Resources [Member]
Business Combination [Line Items]
Total cash consideration						$ 737,962	¥ 120,000,000
Tokai Sports Co Ltd [Member]
Business Combination [Line Items]
Total cash consideration				$ 622,818	¥ 101,276,400